Collaboration Agreements - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Sanofi Aventis	Jul. 21, 2012 Sanofi Aventis Up-front License Payment	Dec. 31, 2012 Sanofi Aventis Up-front License Payment	Dec. 31, 2011 Sanofi Aventis Up-front License Payment	Mar. 31, 2010 Takeda Pharmaceutical Company Limited	Sep. 30, 2013 Takeda Pharmaceutical Company Limited	Dec. 31, 2011 Takeda Pharmaceutical Company Limited	Dec. 31, 2010 Takeda Pharmaceutical Company Limited	Mar. 31, 2010 Takeda Pharmaceutical Company Limited Technology Access Fee	Mar. 31, 2010 Takeda Pharmaceutical Company Limited Research and Development Funding	Dec. 31, 2012 Takeda Pharmaceutical Company Limited Research and Development Funding	Sep. 30, 2013 Pfizer	Dec. 31, 2012 Pfizer	Dec. 31, 2011 Pfizer	Dec. 31, 2010 Pfizer Technology Access Fee
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments received						$ 25,000,000										$ 0	$ 0	$ 0
Contract revenue	0	3,037,000	3,050,000	15,147,000	2,900,000		0	11,000,000		0	700,000	800,000			100,000	0	0	0	7,500,000
Defered revenue, payment received									$ 1,500,000				$ 900,000	$ 600,000	$ 100,000